Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss)	$ 2,277,116	$ 2,277,116	$ (343,156)
Accumulated deficit	3,853,139	3,853,139	1,494,927	$ 1,576,447
Working capital deficit	1,146,937	1,146,937
Subordinated stockholder debt	$ 2,910,136	$ 2,910,136	$ 2,910,136